INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2024
INCOME TAXES
Schedule of income tax provision (benefit)

	2024	2023
Federal:
Current	$—	$—
Deferred	5,874,000	(3,249,000)
	5,874,000	(3,249,000)
State and local:
Current	—	—
Deferred	417,000	(1,161,000)
	417,000	(1,161,000)
Foreign:
Current	—	—
Deferred	(11,000)	(121,000)
	—	—
Change in valuation allowance	(6,280,000)	4,531,000

Income tax provision (benefit)	$—	$—

Schedule of effective income tax rate reconciliation

	2024	2023
Statutory federal income tax rate	21.00%	21.00%
Statutory state and local income tax rate (1%, as of September 30, 2024 and 2023), net of federal benefit	10.19%	9.56%
Stock based compensation	2.04%	(1.76)%
Permanent differences related to warrants	20.33%	1.80%
Other permanent differences	(2.49)%	1.97%
Canada NOL	—%	1.28%
Federal R&D Credit	(2.43)%	9.93%
Adjustment for prior year’s NOLs	(137.65)%	—%
Change in deferred tax rate	(0.81)%	1.67%
Change in valuation allowance	89.82%	(45.45)%
Effective tax rate	0.00%	0.00%

Schedule of components of deferred tax assets

	September 30,
	2024	2023
Deferred tax assets (liabilities):
Stock based compensation	$1,309,000	$993,000
Depreciation and amortization	333,000	440,000
Net operating loss carry forward	18,463,000	25,250,000
Impairment of intangibles	222,000	227,000
Capitalized research and development	1,386,000	726,000
Lease liability	200,000	342,000
Tax credits	2,885,000	3,060,000
Other	141,000	324,000
Deferred tax assets	24,939,000	31,362,000
Intellectual property	(684,000)	(684,000)
ROU asset	(200,000)	(342,000)
	(884,000)	(1,026,000)
Less: valuation allowance	(24,739,000)	(31,020,000)
Net deferred tax liability	$(684,000)	$(684,000)